Revenue from Contracts with Customers (Details) - Schedule of Amounts of Transaction Prices Allocated to the Remaining Performance Obligations - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Amounts expected to be recognized as revenue:
Amounts expected to be recognised as revenue	¥ 3,866	¥ 4,762
Within 1 year [Member]
Amounts expected to be recognized as revenue:
Amounts expected to be recognised as revenue	3,696	4,347
After 1 year [Member]
Amounts expected to be recognized as revenue:
Amounts expected to be recognised as revenue	¥ 170	¥ 415